Share Capital - Additional Information (Detail) $ / shares in Units, $ in Millions			12 Months Ended
	Mar. 21, 2018 USD ($)	Sep. 20, 2017 USD ($)	Jun. 30, 2018 $ / shares shares	Jun. 30, 2018 £ / shares shares	Jun. 30, 2017 $ / shares	Jun. 30, 2017 £ / shares	Jun. 30, 2016 $ / shares	Jun. 30, 2016 £ / shares	Feb. 23, 2016 $ / shares
Disclosure of classes of share capital [Line Items]
Ordinary shares, per cent of total number of shares			99.99%	99.99%
BHP Billiton Limited [Member]
Disclosure of classes of share capital [Line Items]
Shares, par value | $ / shares			$ 0.50
BHP Billiton Plc [Member]
Disclosure of classes of share capital [Line Items]
Shares, par value | $ / shares			$ 0.50
Special Voting share of no par value [Member] | BHP Billiton Limited [Member]
Disclosure of classes of share capital [Line Items]
Number of shares issued			1	1
Movement in shares			0
Special Voting share of par value [Member] | BHP Billiton Plc [Member]
Disclosure of classes of share capital [Line Items]
Shares, par value | $ / shares			$ 0.5		$ 0.5		$ 0.5
Number of shares issued			1	1
Movement in shares			0
5.5% Preference shares [Member]
Disclosure of classes of share capital [Line Items]
Shares, par value | £ / shares				£ 1		£ 1		£ 1
5.5% Preference shares [Member] | BHP Billiton Plc [Member]
Disclosure of classes of share capital [Line Items]
Shares, par value | £ / shares				£ 1		£ 1		£ 1
Movement in shares			0
DLC Dividend share [Member] | BHP Billiton Limited [Member]
Disclosure of classes of share capital [Line Items]
Shares, par value | $ / shares									$ 10
Dividend paid | $	$ 1,380	$ 1,280